Schedule of Accounts Payable and Accrued Liabilities (Details) - USD ($)	Mar. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Accounts payable	$ 2,605,000	$ 580,000	$ 143,337
Accrued compensation and severance expenses	111,000	13,000
Accrued vendors and other expenses	1,297,000	570,000
Total accounts payable and accrued liabilities	$ 4,013,000	1,163,000
Agex Therapeutics Inc [Member]
Total accounts payable and accrued liabilities		2,176,000	1,034,000
Accounts Payable and Accrued Liabilities [Member] | Agex Therapeutics Inc [Member]
Accounts payable		1,413,000	568,000
Accrued compensation and severance expenses		234,000	193,000
Accrued vendors and other expenses		529,000	273,000
Total accounts payable and accrued liabilities		$ 2,176,000	$ 1,034,000